Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Whitehall Funds
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000012165 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Explorer™ Fund
Class Name	Investor Shares
Trading Symbol	VINEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  On a regional basis, stock selection in emerging markets, the Middle East, and the Pacific region detracted from performance. Stock selection in North America produced positive results on a relative basis.
  Five of the Fund’s 11 industry sectors detracted from performance. Stock selection in industrials, consumer discretionary, and communication services held back relative results the most. Selection in information technology and financials added to relative performance, as did an underweight to consumer staples.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.41%	6.96%	5.46%
Spliced International Explorer Index	24.50%	8.23%	6.54%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,455,000,000
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,683,000
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$1,455
Number of Portfolio Holdings	336
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$3,683

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	0.3%
Asia	40.8%
Europe	44.4%
North America	3.5%
Oceania	5.7%
Other	0.5%
South America	1.5%
Other Assets and Liabilities—Net	3.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, Baillie Gifford Overseas Limited was removed as an investment advisor to the Fund.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]	During the reporting period, Baillie Gifford Overseas Limited was removed as an investment advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000038295 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	ETF Shares
Trading Symbol	VYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about the prospect of  tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  Seven of the index’s 11 industry sectors reported positive returns. Technology and financials, the largest sectors in the index by weight, contributed most to performance. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.96%	15.48%	10.93%
ETF Shares Market Price	13.00%	15.48%	10.93%
FTSE High Dividend Yield Index	13.02%	15.54%	10.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 81,235,000,000
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 1,571,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$81,235
Number of Portfolio Holdings	571
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,571

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Basic Materials	1.9%
Consumer Discretionary	9.8%
Consumer Staples	8.9%
Energy	8.4%
Financials	21.1%
Health Care	12.2%
Industrials	13.5%
Real Estate	0.0%
Technology	14.1%
Telecommunications	3.6%
Utilities	6.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000209802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about the prospect of  tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  Seven of the index’s 11 industry sectors reported positive returns. Technology and financials, the largest sectors in the index by weight, contributed most to performance. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares	12.95%	15.46%	11.53%
FTSE High Dividend Yield Index	13.02%	15.54%	11.60%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	15.78%

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 81,235,000,000
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 1,571,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$81,235
Number of Portfolio Holdings	571
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,571

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Basic Materials	1.9%
Consumer Discretionary	9.8%
Consumer Staples	8.9%
Energy	8.4%
Financials	21.1%
Health Care	12.2%
Industrials	13.5%
Real Estate	0.0%
Technology	14.1%
Telecommunications	3.6%
Utilities	6.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000231925 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  Strong selection in and an overweight allocation to communication services stocks contributed most to relative performance. Information technology also provided a significant boost. An overweight to consumer discretionary stocks hurt most. Industrials also performed poorly.
  By region, North America was by far the largest contributor to relative performance, driven by strong stock selection and an overweight allocation. Europe detracted, primarily because of weak selection; emerging markets and the Pacific region also underperformed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	21.57%	-0.82%
MSCI ACWI ex USA Growth Index	21.77%	3.07%
MSCI All Country World Index ex USA Net	24.93%	6.69%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,271,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,801,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$1,271
Number of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,801

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Asia	32.2%
Europe	40.5%
North America	21.6%
South America	3.5%
Other Assets and Liabilities—Net	2.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000231926 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Dividend Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  Eight of the Fund’s 11 industry sectors detracted from relative performance; stock selection in information technology hurt results most. Selection in financials also detracted significantly.
  The standout positive contributor was communication services, with strong security selection boosting results. The Fund’s lack of exposure to energy and utilities stocks modestly helped relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	5.39%	6.55%
S&P U.S. Dividend Growers Index	13.56%	8.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	10.19%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 971,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,373,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$971
Number of Portfolio Holdings	31
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$1,373

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Communication Services	4.4%
Consumer Discretionary	13.5%
Consumer Staples	6.8%
Financials	23.0%
Health Care	13.6%
Industrials	7.2%
Information Technology	25.3%
Materials	4.0%
Other Assets and Liabilities—Net	2.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000231927 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Global Value Fund
Class Name	Admiral™ Shares
Trading Symbol	VAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  Six of the Fund’s 11 industry sectors contributed positively to relative performance. Security selection in communication services had the biggest impact. Selection in and an overweight allocation to information technology also helped results. Selection in materials and an underweight to financials detracted most.
  By region, emerging markets significantly outperformed relative to the benchmark due to strong selection. North America, which had the largest weighting, added value through selection and a slightly underweight allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	19.00%	8.59%
MSCI ACWI Value Index	14.98%	7.72%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,635,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,017,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$1,635
Number of Portfolio Holdings	106
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$3,017

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Asia	20.7%
Europe	21.5%
North America	55.3%
Oceania	1.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.